Finance Receivables (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of Components of Net Finance Receivables by Type

Loans receivable consisted of the following at September 30, 2016 and December 31, 2015:

	September 30, 2016	December 31, 2015
Loans receivable	$8,253,490	$8,110,077
Allowance for credit losses	$(1,002,799)	$(985,375)
Loans receivable, net	$7,250,691	$7,124,702

Loans receivable consisted of the following at December 31:

	2015	2014
Loans receivable	$8,110,077	$4,913,279
Allowance for credit losses	(985,375)	(596,963)
Loans receivable, net	$7,124,702	$4,316,316

Summary of Net Finance Receivables by Type by Days Delinquent

The following is an age analysis of past due receivables as of September 30, 2016 and December 31, 2015:

	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing
September 30, 2016	$262,403	$173,539	$433,782	$869,724	$7,383,766	$8,253,490	$433,781
December 31, 2015	$157,316	$153,623	$389,431	$700,370	$7,409,707	$8,110,077	$389,431

The following is an age analysis of past due receivables as of December 31, 2015 and 2014:

	30-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing
2015	$157,316	$153,623	$389,431	$700,370	$7,409,707	$8,110,077	$389,431
2014	$65,684	$76,198	$124,397	$266,279	$4,647,000	$4,913,279	$124,397

OneMain Holdings Inc [Member]
Schedule of Components of Net Finance Receivables by Type

Components of net finance receivables held for investment by type were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

September 30, 2016
Gross receivables *	$15,607	$—	$200	$14	$15,821
Unearned finance charges and points and fees	(2,175)	—	—	(1)	(2,176)
Accrued finance charges	145	—	1	—	146
Deferred origination costs	79	—	—	—	79
Total	$13,656	$—	$201	$13	$13,870

December 31, 2015
Gross receivables *	$15,353	$1,672	$534	$25	$17,584
Unearned finance charges and points and fees	(2,261)	—	—	(2)	(2,263)
Accrued finance charges	147	31	4	—	182
Deferred origination costs	56	—	—	—	56
Total	$13,295	$1,703	$538	$23	$15,559

*	Gross receivables are defined as follows:

Components of net finance receivables by type were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

December 31, 2015
Gross receivables *	$15,325	$1,545	$520	$25	$17,415
Unearned finance charges and points and fees	(2,261)	—	—	(2)	(2,263)
Accrued finance charges	147	31	4	—	182
Deferred origination costs	56	—	—	—	56
Total	$13,267	$1,576	$524	$23	$15,390

December 31, 2014
Gross receivables *	$4,493	$1,941	$621	$52	$7,107
Unearned finance charges and points and fees	(765)	—	(1)	(5)	(771)
Accrued finance charges	58	38	5	1	102
Deferred origination costs	45	—	—	—	45
Total	$3,831	$1,979	$625	$48	$6,483

*	Gross receivables are defined as follows:

Schedule of Unused Credit Lines Extended to Customers by the Company

Unused lines of credit extended to customers by the Company were as follows:

(dollars in millions)	September 30, 2016	December 31, 2015

Personal loans	$1	$2
SpringCastle Portfolio	—	365
Real estate loans	10	30
Total	$11	$397

Unused lines of credit extended to customers by the Company were as follows:

(dollars in millions)
December 31,	2015	2014

Personal loans	$2	$1
SpringCastle Portfolio	365	354
Real estate loans	30	31
Total	$397	$386

Schedule of Largest Concentrations of Net Finance Receivables

The largest concentrations of net finance receivables were as follows:

December 31,	2015		2014 *
(dollars in millions)	Amount	Percent	Amount	Percent

North Carolina	$1,356	9%	$634	10%
Texas	1,198	8	237	4
Pennsylvania	950	6	388	6
California	928	6	533	8
Ohio	769	5	388	6
Virginia	707	5	349	5
Illinois	663	4	412	6
Georgia	654	4	283	4
Other	8,165	53	3,259	51
Total	$15,390	100%	$6,483	100%

*	December 31, 2014 concentrations of net finance receivables are presented in the order of December 31, 2015 state concentrations.

Summary of Net Finance Receivables by Type by Days Delinquent

The following is a summary of net finance receivables held for investment by type and by number of days delinquent:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

September 30, 2016
Net finance receivables:
Performing
Current	$12,992	$—	$152	$13	$13,157
30-59 days past due	211	—	14	—	225
60-89 days past due	145	—	7	—	152
Total performing	13,348	—	173	13	13,534
Nonperforming
90-119 days past due	115	—	3	—	118
120-149 days past due	99	—	3	—	102
150-179 days past due	91	—	2	—	93
180 days or more past due	3	—	20	—	23
Total nonperforming	308	—	28	—	336
Total	$13,656	$—	$201	$13	$13,870

Total 60+ delinquent finance receivables	$453	$—	$35	$—	$488

December 31, 2015
Net finance receivables:
Performing
Current	$12,777	$1,588	$486	$22	$14,873
30-59 days past due	170	49	13	—	232
60-89 days past due	127	26	19	—	172
Total performing	13,074	1,663	518	22	15,277
Nonperforming
90-119 days past due	97	16	3	—	116
120-149 days past due	58	12	2	1	73
150-179 days past due	62	11	2	—	75
180 days or more past due	4	1	13	—	18
Total nonperforming	221	40	20	1	282
Total	$13,295	$1,703	$538	$23	$15,559

Total 60+ delinquent finance receivables	$348	$66	$39	$1	$454

The following is a summary of net finance receivables by type and by days delinquent:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

December 31, 2015
Net finance receivables:
60-89 days past due	$124	$22	$18	$—	$164
90-119 days past due	93	14	3	—	110
120-149 days past due	54	11	2	1	68
150-179 days past due	50	10	2	—	62
180 days or more past due	4	1	12	—	17
Total delinquent finance receivables	325	58	37	1	421
Current	12,776	1,475	474	22	14,747
30-59 days past due	166	43	13	—	222
Total	$13,267	$1,576	$524	$23	$15,390

December 31, 2014
Net finance receivables:
60-89 days past due	$37	$31	$12	$1	$81
90-119 days past due	30	19	9	—	58
120-149 days past due	24	16	5	1	46
150-179 days past due	21	14	4	—	39
180 days or more past due	2	2	12	—	16
Total delinquent finance receivables	114	82	42	2	240
Current	3,661	1,839	565	45	6,110
30-59 days past due	56	58	18	1	133
Total	$3,831	$1,979	$625	$48	$6,483

Schedule of Performing and Nonperforming Net Finance Receivables by Type

Our performing and nonperforming net finance receivables by type were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

December 31, 2015
Performing	$13,066	$1,540	$505	$22	$15,133
Nonperforming	201	36	19	1	257
Total	$13,267	$1,576	$524	$23	$15,390

December 31, 2014
Performing	$3,754	$1,928	$595	$47	$6,324
Nonperforming	77	51	30	1	159
Total	$3,831	$1,979	$625	$48	$6,483

Schedule of Information Regarding Purchased Credit Impaired Finance Receivables

Information regarding our purchased credit impaired finance receivables held for investment and held for sale were as follows:

(dollars in millions)	OM Loans	SCP Loans	FA Loans *	Total

September 30, 2016
Carrying amount, net of allowance	$380	$—	$72	$452
Outstanding balance	519	—	109	628
Allowance for purchased credit impaired finance receivable losses	29	—	8	37

December 31, 2015
Carrying amount, net of allowance	$652	$350	$89	$1,091
Outstanding balance	911	482	136	1,529
Allowance for purchased credit impaired finance receivable losses	—	—	12	12

*	Purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)	FA Loans

September 30, 2016
Carrying amount	$56
Outstanding balance	85

December 31, 2015
Carrying amount	$59
Outstanding balance	89

Information regarding our purchased credit impaired finance receivables held for investment and held for sale were as follows:

(dollars in millions)	OM Loans	SCP Loans	FA Loans *	Total

December 31, 2015
Carrying amount, net of allowance	$624	$223	$76	$923
Outstanding balance	911	482	136	1,529
Allowance for purchased credit impaired finance receivable losses	—	—	7	7

December 31, 2014
Carrying amount, net of allowance	$—	$340	$93	$433
Outstanding balance	—	628	151	779
Allowance for purchased credit impaired finance receivable losses	—	—	5	5

*	Purchased credit impaired FA Loans held for sale included in the table above were as follows:

Purchased Credit Impaired Fa Loans Held for Sale

*	Purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)	FA Loans

September 30, 2016
Carrying amount	$56
Outstanding balance	85

December 31, 2015
Carrying amount	$59
Outstanding balance	89

Information regarding our purchased credit impaired finance receivables held for investment and held for sale were as follows:

(dollars in millions)
December 31,	2015	2014

Carrying amount	$55	$68
Outstanding balance	89	99

Schedule of Changes in Accretable Yield for Purchased Credit Impaired Finance Receivables

Changes in accretable yield for purchased credit impaired finance receivables held for investment and held for sale were as follows:

(dollars in millions)	OM Loans	SCP Loans	FA Loans	Total

Three Months Ended September 30, 2016
Balance at beginning of period	$87	$—	$61	$148
Accretion (a)	(15)	—	(1)	(16)
Reclassifications from nonaccretable difference (b)	—	—	8	8
Transfer due to finance receivables sold	—	—	(11)	(11)
Balance at end of period	$72	$—	$57	$129

Three Months Ended September 30, 2015
Balance at beginning of period	$—	$411	$53	$464
Accretion (a)	—	(19)	(2)	(21)
Reclassifications from nonaccretable difference (b)	—	—	1	1
Balance at end of period	$—	$392	$52	$444

Nine Months Ended September 30, 2016
Balance at beginning of period	$151	$375	$66	$592
Accretion (a)	(56)	(16)	(5)	(77)
Other (c)	(23)	—	—	(23)
Reclassifications from nonaccretable difference (b)	—	—	7	7
Transfer due to finance receivables sold	—	(359)	(11)	(370)
Balance at end of period	$72	$—	$57	$129

Nine Months Ended September 30, 2015
Balance at beginning of period	$—	$452	$54	$506
Accretion (a)	—	(60)	(6)	(66)
Reclassifications from nonaccretable difference (b)	—	—	4	4
Balance at end of period	$—	$392	$52	$444

(a)	Accretion on our purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015

Accretion	$2	$1	$4	$4

(b)	Reclassifications from nonaccretable difference represents the increases in accretable yield resulting from higher estimated undiscounted cash flows.

(c)	Other reflects a measurement period adjustment in the first quarter of 2016 based on a change in the expected cash flows in the purchase credit impaired portfolio related to the OneMain Acquisition. The measurement period adjustment created a decrease of $23 million to the beginning balance of the OM Loans accretable yield.

Changes in accretable yield for purchased credit impaired finance receivables held for investment and held for sale were as follows:

(dollars in millions)	OM Loans	SCP Loans	FA Loans	Total

Year Ended December 31, 2015
Balance at beginning of period	$—	$541	$19	$560
Additions from OneMain Acquisition	166	—	—	166
Accretion (a)	(14)	(83)	(10)	(107)
Reclassifications from nonaccretable difference (b)	—	—	31	31
Disposals of finance receivables (c)	(9)	(36)	(1)	(46)
Balance at end of period	$143	$422	$39	$604

Year Ended December 31, 2014
Balance at beginning of period	$—	$325	$772	$1,097
Accretion (a)	—	(80)	(81)	(161)
Reclassifications from nonaccretable difference (b)	—	331	—	331
Transfers due to finance receivables sold	—	—	(656)	(656)
Disposals of finance receivables (c)	—	(35)	(16)	(51)
Balance at end of period	$—	$541	$19	$560

Year Ended December 31, 2013
Balance at beginning of period	$—	$—	$629	$629
Additions	—	438	—	438
Accretion	—	(77)	(129)	(206)
Reclassifications from nonaccretable difference (b)	—	—	305	305
Disposals of finance receivables (c)	—	(36)	(33)	(69)
Balance at end of period	$—	$325	$772	$1,097

(a)	Accretion on our purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)
Years Ended December 31,	2015	2014

Accretion	$6	$14

(b)	Reclassifications from nonaccretable difference represents the increases in accretion resulting from higher estimated undiscounted cash flows.

(c)	Disposals of finance receivables represent finance charges forfeited due to purchased credit impaired finance receivables charged off during the period.

Schedule of Accretion on our purchased credit impaired FA Loans held for sale

Accretion on our purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015

Accretion	$2	$1	$4	$4

Impaired Financing Receivables
Accretion on our purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)
Years Ended December 31,	2015	2014

Accretion	$6	$14

Schedule of Information Regarding Tdr Finance Receivables

Information regarding TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

September 30, 2016
TDR gross finance receivables (b)	$117	$—	$137	$254
TDR net finance receivables	117	—	138	255
Allowance for TDR finance receivable losses	49	—	11	60

December 31, 2015
TDR gross finance receivables (b)	$46	$14	$200	$260
TDR net finance receivables	46	13	201	260
Allowance for TDR finance receivable losses	17	4	34	55

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

September 30, 2016
TDR gross finance receivables	$—	$90	$90
TDR net finance receivables	—	90	90

December 31, 2015
TDR gross finance receivables	$2	$92	$94
TDR net finance receivables	2	92	94

(b)	As defined earlier in this Note.

Information regarding TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

December 31, 2015
TDR gross finance receivables (b)	$46	$14	$200	$260
TDR net finance receivables	46	13	201	260
Allowance for TDR finance receivable losses	17	4	34	55

December 31, 2014
TDR gross finance receivables (b)	$22	$11	$196	$229
TDR net finance receivables	22	10	196	228
Allowance for TDR finance receivable losses	1	3	32	36

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

December 31, 2015
TDR gross finance receivables	$2	$92	$94
TDR net finance receivables	2	92	94

December 31, 2014
TDR gross finance receivables	$—	$91	$91
TDR net finance receivables	—	91	91

(b)	As defined earlier in this Note.

Tdr Finance Receivables Held for Sale

TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

December 31, 2015
TDR gross finance receivables	$2	$92	$94
TDR net finance receivables	2	92	94

December 31, 2014
TDR gross finance receivables	$—	$91	$91
TDR net finance receivables	—	91	91

Schedule of Tdr Average Net Receivables and Finance Charges Recognized On Tdr Finance Receivables

TDR average net receivables held for investment and held for sale and finance charges recognized on TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

Year Ended December 31, 2015
TDR average net receivables (b)	$35	$12	$198	$245
TDR finance charges recognized	3	1	11	15

Year Ended December 31, 2014
TDR average net receivables	$17	$5	$957	$979
TDR finance charges recognized	2	1	48	51

Year Ended December 31, 2013
TDR average net receivables	$15	$—	$1,120	$1,135
TDR finance charges recognized	1	—	63	64

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Year Ended December 31, 2015
TDR average net receivables *	$2	$91	$93
TDR finance charges recognized	—	5	5

Year Ended December 31, 2014
TDR average net receivables **	$—	$250	$250
TDR finance charges recognized	—	5	5

*	TDR personal loan average net receivables held for sale for 2015 reflect a three-month average since the personal loans were transferred to finance receivables held for sale on September 30, 2015.

**	TDR real estate loan average net receivables held for sale for 2014 reflect a five-month average since the real estate loans were transferred to finance receivables held for sale on August 1, 2014.

(b)	TDR personal loan average net receivables for 2015 reflect a two-month average for OneMain’s TDR average net receivables.

TDR average net receivables held for investment and held for sale and finance charges recognized on TDR finance receivables held for investment and held for sale

TDR average net receivables held for investment and held for sale and finance charges recognized on TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans *	SpringCastle Portfolio	Real Estate Loans *	Total

Three Months Ended September 30, 2016
TDR average net receivables	$102	$—	$159	$261
TDR finance charges recognized	4	—	3	7

Three Months Ended September 30, 2015
TDR average net receivables	$30	$12	$199	$241
TDR finance charges recognized	—	1	2	3

Nine Months Ended September 30, 2016
TDR average net receivables	$83	$—	$187	$270
TDR finance charges recognized	7	—	9	16

Nine Months Ended September 30, 2015
TDR average net receivables	$28	$12	$197	$237
TDR finance charges recognized	2	1	8	11

*	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Three Months Ended September 30, 2016
TDR average net receivables	$—	$112	$112
TDR finance charges recognized	—	2	2

Three Months Ended September 30, 2015
TDR average net receivables	$—	$92	$92
TDR finance charges recognized	—	2	2

Nine Months Ended September 30, 2016
TDR average net receivables	$1	$105	$106
TDR finance charges recognized	—	5	5

Nine Months Ended September 30, 2015
TDR average net receivables	$—	$91	$91
TDR finance charges recognized	—	4	4

Tdr Average Net Receivables Held for Sale and Finance Charges Recognized On Tdr Finance Receivables Held for Sale

*	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Three Months Ended September 30, 2016
TDR average net receivables	$—	$112	$112
TDR finance charges recognized	—	2	2

Three Months Ended September 30, 2015
TDR average net receivables	$—	$92	$92
TDR finance charges recognized	—	2	2

Nine Months Ended September 30, 2016
TDR average net receivables	$1	$105	$106
TDR finance charges recognized	—	5	5

Nine Months Ended September 30, 2015
TDR average net receivables	$—	$91	$91
TDR finance charges recognized	—	4	4

TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Year Ended December 31, 2015
TDR average net receivables *	$2	$91	$93
TDR finance charges recognized	—	5	5

Year Ended December 31, 2014
TDR average net receivables **	$—	$250	$250
TDR finance charges recognized	—	5	5

*	TDR personal loan average net receivables held for sale for 2015 reflect a three-month average since the personal loans were transferred to finance receivables held for sale on September 30, 2015.

**	TDR real estate loan average net receivables held for sale for 2014 reflect a five-month average since the real estate loans were transferred to finance receivables held for sale on August 1, 2014.

Schedule of Information Regarding New Volume of the Tdr Finance Receivables

TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

September 30, 2016
TDR gross finance receivables	$—	$90	$90
TDR net finance receivables	—	90	90

December 31, 2015
TDR gross finance receivables	$2	$92	$94
TDR net finance receivables	2	92	94

Information regarding the new volume of the TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

Year Ended December 31, 2015
Pre-modification TDR net finance receivables	$48	$7	$21	$76
Post-modification TDR net finance receivables:
Rate reduction	$31	$6	$17	$54
Other (b)	12	—	5	17
Total post-modification TDR net finance receivables	$43	$6	$22	$71
Number of TDR accounts	8,425	721	385	9,531

Year Ended December 31, 2014
Pre-modification TDR net finance receivables	$18	$10	$215	$243
Post-modification TDR net finance receivables:
Rate reduction	$10	$10	$158	$178
Other (b)	6	—	46	52
Total post-modification TDR net finance receivables	$16	$10	$204	$230
Number of TDR accounts	4,213	1,155	2,385	7,753

Year Ended December 31, 2013
Pre-modification TDR net finance receivables	$15	$—	$576	$591
Post-modification TDR net finance receivables:
Rate reduction	$8	$—	$554	$562
Other (b)	4	—	51	55
Total post-modification TDR net finance receivables	$12	$—	$605	$617
Number of TDR accounts	3,240	—	7,106	10,346

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Year Ended December 31, 2015
Pre-modification TDR net finance receivables	$1	$6	$7
Post-modification TDR net finance receivables	$1	$7	$8
Number of TDR accounts	162	113	275

Year Ended December 31, 2014
Pre-modification TDR net finance receivables	$—	$6	$6
Post-modification TDR net finance receivables	$—	$7	$7
Number of TDR accounts	—	94	94

(b)	“Other” modifications include extension of term and forgiveness of principal or interest.

Schedule of New Volume of the Tdr Finance Receivables Held for Investment and Held for Sale

Information regarding the new volume of the TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

Three Months Ended September 30, 2016
Pre-modification TDR net finance receivables	$48	$—	$3	$51
Post-modification TDR net finance receivables:
Rate reduction	$43	$—	$3	$46
Other (b)	3	—	1	4
Total post-modification TDR net finance receivables	$46	$—	$4	$50
Number of TDR accounts	6,241	—	86	6,327

Three Months Ended September 30, 2015
Pre-modification TDR net finance receivables	$8	$1	$6	$15
Post-modification TDR net finance receivables:
Rate reduction	$3	$1	$3	$7
Other (b)	3	—	2	5
Total post-modification TDR net finance receivables	$6	$1	$5	$12
Number of TDR accounts	1,557	142	95	1,794

Nine Months Ended September 30, 2016
Pre-modification TDR net finance receivables	$148	$1	$13	$162
Post-modification TDR net finance receivables:
Rate reduction	$136	$1	$11	$148
Other (b)	8	—	3	11
Total post-modification TDR net finance receivables	$144	$1	$14	$159
Number of TDR accounts	19,866	157	291	20,314

Nine Months Ended September 30, 2015
Pre-modification TDR net finance receivables	$24	$5	$16	$45
Post-modification TDR net finance receivables:
Rate reduction	$11	$5	$12	$28
Other (b)	9	—	4	13
Total post-modification TDR net finance receivables	$20	$5	$16	$41
Number of TDR accounts	4,900	550	272	5,722

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Three Months Ended September 30, 2016
Pre-modification TDR net finance receivables	$—	$1	$1
Post-modification TDR net finance receivables	$—	$2	$2
Number of TDR accounts	—	39	39

Three Months Ended September 30, 2015
Pre-modification TDR net finance receivables *	$—	$1	$1
Post-modification TDR net finance receivables *	$—	$2	$2
Number of TDR accounts	50	33	83

Nine Months Ended September 30, 2016
Pre-modification TDR net finance receivables *	$—	$3	$3
Post-modification TDR net finance receivables *	$—	$4	$4
Number of TDR accounts	174	90	264

Nine Months Ended September 30, 2015
Pre-modification TDR net finance receivables *	$—	$4	$4
Post-modification TDR net finance receivables *	$—	$5	$5
Number of TDR accounts	50	77	127

*	Pre- and post-modification TDR personal loans held for sale for the nine months ended September 30, 2016 and the three and nine months ended September 30, 2015 were less than $1 million and, therefore, are not quantified in the table above.

(b)	“Other” modifications primarily include forgiveness of principal or interest.

New Volume of the Tdr Finance Receivables Held for Sale

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Three Months Ended September 30, 2016
Pre-modification TDR net finance receivables	$—	$1	$1
Post-modification TDR net finance receivables	$—	$2	$2
Number of TDR accounts	—	39	39

Three Months Ended September 30, 2015
Pre-modification TDR net finance receivables *	$—	$1	$1
Post-modification TDR net finance receivables *	$—	$2	$2
Number of TDR accounts	50	33	83

Nine Months Ended September 30, 2016
Pre-modification TDR net finance receivables *	$—	$3	$3
Post-modification TDR net finance receivables *	$—	$4	$4
Number of TDR accounts	174	90	264

Nine Months Ended September 30, 2015
Pre-modification TDR net finance receivables *	$—	$4	$4
Post-modification TDR net finance receivables *	$—	$5	$5
Number of TDR accounts	50	77	127

*	Pre- and post-modification TDR personal loans held for sale for the nine months ended September 30, 2016 and the three and nine months ended September 30, 2015 were less than $1 million and, therefore, are not quantified in the table above.

TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Year Ended December 31, 2015
Pre-modification TDR net finance receivables	$1	$6	$7
Post-modification TDR net finance receivables	$1	$7	$8
Number of TDR accounts	162	113	275

Year Ended December 31, 2014
Pre-modification TDR net finance receivables	$—	$6	$6
Post-modification TDR net finance receivables	$—	$7	$7
Number of TDR accounts	—	94	94

Net Finance Receivables That Were Modified as Tdr Finance Receivables Defaulted Within the Previous 12 Months Nonperforming

Net finance receivables held for investment and held for sale that were modified as TDR finance receivables within the previous 12 months and for which there was a default during the period to cause the TDR finance receivables to be considered nonperforming (90 days or more past due) were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans (a)	Total

Three Months Ended September 30, 2016
TDR net finance receivables (b)	$7	$—	$1	$8
Number of TDR accounts	1,080	—	13	1,093

Three Months Ended September 30, 2015
TDR net finance receivables (b) (c)	$1	$—	$1	$2
Number of TDR accounts	343	26	9	378

Nine Months Ended September 30, 2016
TDR net finance receivables (b) (c)	$13	$—	$3	$16
Number of TDR accounts	2,120	19	52	2,191

Nine Months Ended September 30, 2015
TDR net finance receivables (b)	$3	$1	$2	$6
Number of TDR accounts	857	122	35	1,014

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Real Estate Loans

Three Months Ended September 30, 2016
TDR net finance receivables *	$—
Number of TDR accounts	4

Three Months Ended September 30, 2015
TDR net finance receivables *	$—
Number of TDR accounts	1

Nine Months Ended September 30, 2016
TDR net finance receivables	$1
Number of TDR accounts	25

Nine Months Ended September 30, 2015
TDR net finance receivables	$1
Number of TDR accounts	14

*	TDR real estate loans held for sale for the three months ended September 30, 2016 and 2015 that defaulted during the previous 12-month period were less than $1 million and, therefore, are not quantified in the combined table above.

(b)	Represents the corresponding balance of TDR net finance receivables at the end of the month in which they defaulted.

(c)	TDR SpringCastle Portfolio loans for the nine months ended September 30, 2016 and the three months ended September 30, 2015 that defaulted during the previous 12-month period were less than $1 million and, therefore, are not quantified in the combined table above.

TDR HFS that defaulted during the previously 12-month period

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Real Estate Loans

Three Months Ended September 30, 2016
TDR net finance receivables *	$—
Number of TDR accounts	4

Three Months Ended September 30, 2015
TDR net finance receivables *	$—
Number of TDR accounts	1

Nine Months Ended September 30, 2016
TDR net finance receivables	$1
Number of TDR accounts	25

Nine Months Ended September 30, 2015
TDR net finance receivables	$1
Number of TDR accounts	14

*	TDR real estate loans held for sale for the three months ended September 30, 2016 and 2015 that defaulted during the previous 12-month period were less than $1 million and, therefore, are not quantified in the combined table above.

Schedule of Troubled Debt Restructurings, Subsequently Defaulted

Net finance receivables held for investment and held for sale that were modified as TDR finance receivables within the previous 12 months and for which there was a default during the period to cause the TDR finance receivables to be considered nonperforming (90 days or more past due) were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans (a)	Total

Year Ended December 31, 2015
TDR net finance receivables (b)	$8	$2	$3	$13
Number of TDR accounts	1,655	147	46	1,848

Year Ended December 31, 2014
TDR net finance receivables (b)	$1	$1	$33	$35
Number of TDR accounts	141	53	524	718

Year Ended December 31, 2013
TDR net finance receivables (b)	$1	$—	$69	$70
Number of TDR accounts	355	—	929	1,284

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Real Estate Loans

Year Ended December 31, 2015
TDR net finance receivables	$1
Number of TDR accounts	17

Year Ended December 31, 2014
TDR net finance receivables	$3
Number of TDR accounts	49

(b)	Represents the corresponding balance of TDR net finance receivables at the end of the month in which they defaulted.

Schedule of Trouble Debt Restructurings, Subsequently Defaulted, Held for Sale

TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Real Estate Loans

Year Ended December 31, 2015
TDR net finance receivables	$1
Number of TDR accounts	17

Year Ended December 31, 2014
TDR net finance receivables	$3
Number of TDR accounts	49